Form N-1A Cover	Aug. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS ETF TRUST
Entity Central Index Key	0001415995
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 26, 2026
Prospectus Date	Aug. 28, 2026